Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Disclosure of Expenses

	Consolidated
	June 30, 2025 $	June 30, 2024 $	June 30, 2023 $
Breakdown of expenses by nature
Research and development*	49,778,916	31,472,063	28,793,385
Employee benefits expenses	10,772,257	8,824,161	6,527,725
Amortization of Intellectual property	2,086,441	1,964,566	1,821,865
Employee share-based payment expenses	1,163,543	1,796,286	2,001,572
Intellectual property management	1,642,847	1,127,029	974,025
Auditor’s remuneration	753,891	688,364	866,712
Depreciation	303,083	297,292	239,954
Other administrative expenses	3,554,058	4,229,578	3,711,789

Total Research & Development, Intellectual Property and Corporate & Administrative Expenses	70,055,036	50,399,339	44,937,027

*	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.